Cover	Nov. 03, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Current Fiscal Year End Date	--09-30
Entity File Number	001-34887
Entity Registrant Name	MULLEN AUTOMOTIVE INC.
Entity Central Index Key	0001499961
Entity Tax Identification Number	86-3289406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1405 Pioneer Street
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	613-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MULN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Net Element, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3363 NE 163rd Street, Suite 606
Entity Address, City or Town	North Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160